CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities held to maturity		$ 0	$ 2,542
Shareholders' equity:
Preferred stock - par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock - shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Preferred stock - shares issued (in shares)	0	0	0
Common stock - par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock - shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock - shares issued (in shares)	34,074,450	34,072,909	33,974,450
Common stock - shares outstanding (in shares)	31,349,317	31,348,556	31,250,097
Treasury shares (in shares)	2,724,353	2,724,353	2,724,353